Related Party Transactions (Tables)	12 Months Ended
Jun. 30, 2023
Related Party Transactions [Abstract]
Schedule of Information About Other Related Party Transactions	The following transactions occurred with related parties:
	2023 A$	2022 A$	2021 A$
Amounts settled in cash or shares for goods and services
Purchases of various goods and services from entities controlled by key management personnel (i)	99,667	154,364	110,607
Legal services by key management personnel (ii)	-	20,000	-
Other (iii)	17,065	-	-
(i)	Purchases from entities controlled by key management personnel
	2023 A$	2022 A$	2021 A$
Amounts settled in cash or shares during the period
Rental of an office suite from Wattle Laboratories Pty Ltd	44,667	42,364	40,607
Services rendered by Grandlodge Capital Pty Ltd	55,000	112,000	70,000
	99,667	154,364	110,607

ii) Legal services by key management personnel

iii) Other

Schedule of Outstanding Balances Transactions with Related Parties
	2023 A$	2022 A$	2021 A$
Current payables (purchases of goods and services)
Entities controlled by key management personnel	55,000	77,000	70,000